Schedule I - Condensed Financial Information Of Parent (Tables)	12 Months Ended
Dec. 31, 2013
Schedule I - Condensed Financial Information Of Parent [Abstract]
Schedule of Condensed Statements of Income
	Year Ended December 31,
	2013	2012	2011
Administrative service revenue	$ 41	$ 43	$ 44
Operating expenses	(42	)(41)	(44)
Interest income	1	1	1
Interest expense	(25	)(22)	(22)
Other income	(57	)(39)	(17)
Equity in earnings of subsidiaries	848	817	852
Income before income taxes	766	759	814
Income tax benefit	48	57	30
Net income	$ 814	$ 816	$ 844
Other Comprehensive Income
Pension and other postretirement benefit plans (net of taxes of $80, $72, $9, at respective dates)	113	108	(11)
Other (net of taxes of $26, $3, and $0, at respective dates)	38	4	-
Total other comprehensive income (loss)	151	112	(11)
Comprehensive Income	$ 965	$ 928	$ 833
Weighted average common shares outstanding, basic	444	424	401
Weighted average common shares outstanding, diluted	445	425	402
Net earnings per common share, basic	$ 1.83	$ 1.92	$ 2.10
Net earnings per common share, diluted	$ 1.83	$ 1.92	$ 2.10

Schedule of Condensed Balance Sheet
	Balance at December 31,
	2013	2012
ASSETS
Current Assets
Cash and cash equivalents	$ 231	$ 207
Advances to affiliates	30	26
Income taxes receivable	13	33
Other current assets	86	-
Total current assets	360	266
Noncurrent Assets
Equipment	2	1
Accumulated depreciation	(1	)(1)
Net equipment	1	-
Investments in subsidiaries	14,711	13,387
Other investments	110	102
Income taxes receivable	5	5
Deferred income taxes	188	178
Other	-	1
Total noncurrent assets	15,015	13,673
Total Assets	$ 15,375	$ 13,939

LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities
Short-term borrowings	$ 260	$ 120
Long-term debt, classified as current	350	-
Accounts payable - other	66	48
Other	230	221
Total current liabilities	906	389
Noncurrent Liabilities
Longdebt	-	349
Other	127	127
Total noncurrent liabilities	127	476
Common Shareholders' Equity
Common stock	9,550	8,428
Reinvested earnings	4,742	4,747
Accumulated other comprehensive income (loss)	50	(101)
Total common shareholders' equity	14,342	13,074
Total Liabilities and Shareholders' Equity	$ 15,375	$ 13,939

Schedule Of Condensed Statement Of Cash Flows
	Year Ended December 31,
	2013	2012	2011
Cash Flows from Operating Activities:
Net income	$814	$816	$844
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation amortization	54	51	36
Equity in earnings of subsidiaries	(848)	(817)	(852)
Deferred income taxes and tax credits, net	(10)	(31)	(26)
Noncurrent income taxes receivable/payable	-	(6)	(47)
Current income taxes receivable/payable	20	(82)	49
Other	(20)	20	(80)
Net cash provided by (used in) operating activities	10	(49)	(76)
Cash Flows From Investing Activities:
Investment in subsidiaries	(1,371)	(1,023)	(759)
Dividends received from subsidiaries (1)	716	716	716
Proceeds from tax equity investments	275	228	129
Other	(8)	-	-
Net cash provided by (used in) investing activities	(388)	(79)	86
Cash Flows From Financing Activities:
Borrowings under revolving credit facilities	140	120	150
Repayments under revolving credit facilities	-	-	(150)
Common stock issued	1,045	751	662
Common stock dividends paid (2)	(782)	(746)	(704)
Other	(1)	1	1
Net cash provided by (used in) financing activities	402	126	(41)
Net change in cash and cash equivalents	24	(2)	(31)
Cash and cash equivalents at January 1	207	209	240
Cash and cash equivalents at December 31	$231	$207	$209
Supplemental disclosures of cash flow information
Cash received (paid) for:
Interest, net of amounts capitalized	$(23)	$(20)	$(20)
Income taxes, net	21	(60)	8
Supplemental disclosures of noncash investing and financing
activities
Noncash common stock issuances	$22	$22	$24
Common stock dividends declared but not yet paid	208	196	188

(1)	Because of its nature as a holding company, PG&E Corporation classifies dividends received from subsidiaries an investing cash flow.

(2)	On January 15, April 15, July 15, October 15, 2013, PG&E Corporation paid quarterly common stock dividends of $0.455 per share.

On January 15, April 15, July 15, October 15, 2012, PG&E Corporation paid quarterly common stock dividends of $0.455 per share.

On January 15, April 15, July 15, October 15, 2011, PG&E Corporation paid quarterly common stock dividends of $0.455 per share.